Average Annual Total Returns{- Fidelity Advisor® Small Cap Fund} - 11.30 Fidelity Advisor Small Cap Fund - AMCIZ PRO-12 - Fidelity Advisor® Small Cap Fund	Fidelity Advisor Small Cap Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Small Cap Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Small Cap Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Small Cap Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Small Cap Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Small Cap Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Small Cap Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Small Cap Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Small Cap Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Small Cap Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Small Cap Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Small Cap Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Small Cap Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Small Cap Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Small Cap Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Small Cap Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Small Cap Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Small Cap Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor Small Cap Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Small Cap Fund-Class Z Return Before Taxes Past 5 years	Fidelity Advisor Small Cap Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Small Cap Fund-Class Z Return Before Taxes Inception Date	RS002 Past 1 year	RS002 Past 5 years	RS002 Past 10 years
Total	23.74%	12.64%	11.95%	20.74%	10.38%	9.94%	16.05%	9.50%	9.26%	26.39%	12.91%	11.96%	29.23%	13.08%	11.94%	31.64%	14.28%	12.92%	31.77%	14.44%	11.97%	[1]	Aug. 13, 2013	14.82%	12.02%	13.23%

[1]	(a)Since inception August 13, 2013.